INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Deferred tax assets:
Allowance for loan losses	$ 6,923,146	$ 8,112,015
Stock-based compensation	602,588	886,437
Non-accrual interest	230,678	290,729
Deferred compensation	1,348,097	1,580,622
Equity investments	149,530	126,614
Unrealized losses on securities available for sale	16,064	15,654
Capital loss carryforwards	144,082
Other	314,943	411,189
Gross deferred tax assets	9,729,128	11,423,260
Less: Valuation allowance	144,082
Deferred tax assets, net of valuation allowance	9,585,046	11,423,260
Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Core deposit intangible		8,441
Premises and equipment	417,730	673,568
Other	16,161	18,705
Total deferred tax liabilities	586,202	853,025
Deferred Tax Assets, Net, Total	8,998,844	10,570,235
Deferred tax valuation allowance:
Balance, beginning of year	0
Increase in deferred tax asset valuation allowance to provision for income taxes	144,082
Balance, end of year	$ 144,082